Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Schedule of financial assets and liabilities
			Convenience
			Translation (Note 2c)
	December 31,		December 31,
	2017	2018	2018
	N I S		U.S. dollars

Financial liabilities

Liability in respect of government grants	10,300	14,643	3,907
Loan from others	-	94,360	25,176
Warrants measured at fair value	8,177	6,168	1,645

Total non current	18,477	115,171	30,728